Net finance income/(costs) (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Net finance income/(costs)
Interest payable on bank loans and overdrafts	£ (245)	£ (261)	£ (583)	£ (525)
Interest payable on secured term loan facility and senior secured notes	(4,345)	(4,859)	(9,455)	(9,390)
Interest payable on lease liabilities (note 15)	(33)		(68)
Amortization of issue costs on secured term loan facility and senior secured notes	(146)	(165)	(291)	(321)
Foreign exchange losses on retranslation of unhedged US dollar borrowings		(1,316)		(1,535)
Unwinding of discount relating to registrations	(192)	(505)	(1,169)	(1,231)
Fair value movements on derivative financial instruments:
Embedded foreign exchange derivatives	(425)	(25)	(346)	56
Total finance costs	(5,386)	(7,131)	(11,912)	(12,946)
Interest receivable on short-term bank deposits	415	785	1,070	1,474
Foreign exchange gains on retranslation of unhedged US dollar borrowings	19,522		17,074
Hedge ineffectiveness on cash flow hedges	707		588
Total finance income	20,644	785	18,732	1,474
Net finance income/(costs)	£ 15,258	£ (6,346)	£ 6,820	£ (11,472)